UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
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    (Address of principal executive offices)                     (Zip code)

                                   Jodi Levine

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2005
                               -----------------

Date of reporting period:      July 1, 2005 through September 30, 2005
                               ---------------------------------------

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Cornerstone Total Return Fund, Inc.
Schedule of Investments - September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                         NO. OF
DESCRIPTION                                              SHARES        VALUE
-------------------------------------------------------------------------------
EQUITY SECURITIES - 99.98%
   UNITED STATES - 99.26%
      CLOSED-END DOMESTIC FUNDS - 8.07%
      Adams Express Co.                                   52,300   $    686,176
      Boulder Total Return Fund, Inc.                     18,900        326,970
      Dreman/Claymore Dividend & Income Fund              15,000        277,050
      First Trust Value Line Dividend Fund (a)            15,000        223,350
      General American Investors Company, Inc. (a)         2,500         87,175
      Tri-Continental Corp.                              109,000      1,990,340
      Zweig Fund, Inc. (The) (a)                         165,900        882,588
                                                                   ------------
                                                                      4,473,649
                                                                   ------------
      CONSUMER DISCRETIONARY - 9.93%
      Acco Brands Corporation +                              587         16,565
      Bed Bath & Beyond Inc. + (a)                         2,500        100,450
      Best Buy Co., Inc. (a)                               3,750        163,238
      Carnival Corp. (a)                                   2,800        139,944
      Clear Channel Communications, Inc.                   2,700         88,803
      Coach, Inc. +                                        2,500         78,400
      Comcast Corp.,  Class A +                            8,508        249,965
      Comcast Corp.,  Special Class A +                    4,500        129,510
      Dana Corporation. (a)                                2,500         23,525
      Eastman Kodak Co.                                    2,500         60,825
      Ford Motor Company                                  15,200        149,872
      Fortune Brands, Inc.                                 2,500        203,325
      Gap, Inc. (The) (a)                                  6,900        120,267
      General Motors Corp. (a)                             2,500         76,525
      Goodyear Tire & Rubber Company (The) +               2,500         38,975
      Harley-Davidson, Inc. (a)                            2,500        121,100
      Hilton Hotels Corp.                                  2,500         55,800
      Home Depot, Inc. (The)                              12,300        469,122
      J.C. Penney Company, Inc.                            2,500        118,550
      Kohl's Corp. + (a)                                   2,500        125,450
      Lowe's Companies, Inc.                               3,700        238,280
      Mattel, Inc. (a)                                     4,500         75,060
      McDonald's Corp.                                     8,100        271,269
      McGraw-Hill Companies, Inc. (The) (a)                5,000        240,200
      Monsanto Co.                                         1,773        111,256
      Office Depot, Inc. +                                 2,500         74,250
      Omnicom Group Inc.                                   1,500        125,445
      Rockwell Automation, Inc.                            2,500        132,250
      Staples, Inc.                                        3,150         67,158
      Starbucks Corp. +                                    2,500        125,250
      Target Corporation                                   4,600        238,878
      Time Warner Inc. +                                  25,500        461,805
      TJX Companies, Inc. (The)                            4,000         81,920
      Tribune Company                                      2,500         84,725
      Univision Communications Inc., Class A + (a)         2,500         66,325
      Viacom Inc., non-voting Class B                      9,000        297,090
      Walt Disney Co. (The)                               11,700        282,321
                                                                   ------------
                                                                      5,503,693
                                                                   ------------

      CONSUMER STAPLES - 9.28%
      Albertson's, Inc. (a)                                2,500         64,125
      Altria Group, Inc.                                  10,700        788,697
      Anheuser-Busch Companies, Inc.                       3,700        159,248
      Avon Products, Inc.                                  2,500         67,500
      Campbell Soup Company                                5,700        169,575
      Coca-Cola Co. (The)                                 13,500        583,065
      Coca-Cola Enterprises Inc.                           2,500         48,750
      General Mills, Inc.                                  2,500        120,500
      Gillette Company (The)                               5,100        296,820
      H.J. Heinz Co.                                       2,700         98,658
      Kimberly-Clark Corporation (a)                       2,500        148,825
      Kroger Co. (The) +                                   3,600         74,124
      PepsiCo, Inc.                                        7,500        425,325
      Procter & Gamble Co. (The)                          15,000        891,900
      Safeway Inc. + (a)                                   4,900        125,440
      Sara Lee Corp.                                       2,600         49,270
      Sysco Corp.                                          3,500        109,795
      Walgreen Co. (a)                                     5,600        243,320
      Wal-Mart Stores, Inc.                               15,500        679,210
                                                                   ------------
                                                                      5,144,147
                                                                   ------------
      ENERGY - 8.83%
      Anadarko Petroleum Corp. (a)                         2,500        239,375
      Baker Hughes Inc.                                    2,500        149,200
      Burlington Resources, Inc.                           2,500        203,300
      CenterPoint Energy, Inc.                             5,700         84,759
      ChevronTexaco Corp.                                  9,068        586,972
      ConocoPhillips                                       3,338        233,360
      Devon Energy Corporation                             2,500        171,600
      El Paso Corporation                                  3,000         41,700
      EOG Resources Inc.                                   2,500        187,250
      Exxon Mobil Corp.                                   36,000      2,287,440
      Halliburton Co.                                      2,500        171,300
      Occidental Petroleum Corp.                           2,500        213,575
      Schlumberger Ltd.                                    2,500        210,950
      XTO Energy Inc. (a)                                  2,500        113,300
                                                                   ------------
                                                                      4,894,081
                                                                   ------------
      FINANCIALS - 18.43%
      Aetna Inc.                                           2,000        172,280
      AFLAC Inc.                                           4,000        181,200
      Allstate Corp. (The)                                 5,200        287,508
      American Express Company                             6,100        350,384
      American International Group, Inc.                  12,331        764,029
      AmSouth Bancorporation                               2,500         63,150
      Bank of America Corp.                               15,740        662,654
      Bank of New York Co., Inc. (The)                     5,900        173,519
      BB&T Corporation                                     4,500        175,725
      Charles Schwab Corporation (The)                     8,200        118,326
      Cincinnati Financial Corporation                     2,500        104,725
      Citigroup Inc.                                      28,600      1,301,872
      Countrywide Financial Corporation                    3,500        115,430
      Fannie Mae                                           5,700        255,474
      Fifth Third Bancorp                                  2,500         91,825
      Fiserv, Inc. +                                       2,500        114,675
      Freddie Mac                                          3,300        186,318
      Goldman Sachs Group, Inc. (The)                      3,000        364,740
      Hartford Financial Services Group, Inc. (The)        1,600        123,472
      JPMorgan Chase & Co.                                12,700        430,911
      KeyCorp                                              2,500         80,625
      Lehman Brothers Holding Inc.                         2,500        291,200
      M&T Bank Corporation                                 2,500        264,275
      Marsh & McLennan Companies, Inc.                     4,600        139,794
      MBNA Corp. (a)                                       7,550        186,032

      Mellon Financial Corporation                         2,300         73,531
      Merrill Lynch & Co., Inc.                            1,100         67,485
      MetLife, Inc.                                        6,000        298,980
      Moody's Corporation                                  2,000        102,160
      Morgan Stanley                                       6,200        334,428
      North Fork Bancorporation, Inc.                      2,500         63,750
      Northern Trust Corp. (a)                             1,100         55,605
      PNC Financial Services Group, Inc.                   1,400         81,228
      Progressive Corporaton (The)                         2,500        261,925
      Providian Financial Corporation. +                   2,500         44,200
      Prudential Financial, Inc.                           2,500        168,900
      SLM Corporation                                      2,500        134,100
      St. Paul Travelers Companies, Inc. (The)             2,292        102,842
      State Street Corp.                                   1,600         78,272
      Synovus Financial Corp.                              2,500         69,300
      U.S. Bancorp (a)                                     7,200        202,176
      Wachovia Corp.                                       8,100        385,479
      Washington Mutual, Inc.                              4,250        166,685
      Wells Fargo & Co.                                    9,000        527,130
                                                                   ------------
                                                                     10,218,319
                                                                   ------------
      HEALTHCARE - 11.37%
      Amgen Inc. +                                         8,300        661,261
      Becton, Dickinson & Co.(a)                           2,500        131,075
      Biomet, Inc.                                         2,500         86,775
      Boston Scientific Corp. +                            5,000        116,850
      Bristol-Myers Squibb Co.                             9,600        230,976
      Caremark Rx, Inc. +                                  2,500        124,825
      Eli Lilly & Co.                                      4,100        219,432
      Genzyme Corporation +                                1,500        107,460
      Health Management Associates, Inc., Class A          2,500         58,675
      Johnson & Johnson                                   18,200      1,151,696
      Laboratory Corporation of America Holdings +         2,500        121,775
      McKesson Corp.                                       2,500        118,625
      Medco Health Solutions, Inc. +                       1,531         83,945
      Medtronic, Inc. (a)                                  7,100        380,702
      Merck & Co. Inc.                                     8,700        236,727
      Pfizer Inc. (a)                                     42,460      1,060,226
      Schering-Plough Corp. (a)                            8,400        176,820
      Stryker Corporation                                  2,000         98,860
      Tenet Healthcare Corp. +                             5,000         56,150
      United Health Group Inc.                            10,000        562,000
      Wyeth                                                7,500        347,025
      Zimmer Holdings, Inc. +                              2,500        172,225
                                                                   ------------
                                                                      6,304,105
                                                                   ------------

      INDUSTRIALS - 10.34%
      3M Co.                                               2,500        183,400
      Apollo Group, Inc., Class A + (a)                    1,000         66,390
      Boeing Company (The)                                 3,900        265,005
      Burlington Northern Sante Fe Corporation             2,000        119,600
      Caterpillar Inc.                                     5,000        293,750
      Cendant Corp.                                        4,000         82,560
      CSX Corp.                                            2,500        116,200
      Danaher Corp. (a)                                    2,500        134,575
      Dover Corporation                                    1,000         40,790
      D.R. Horton Inc.                                     2,500         90,550
      Emerson Electric Co.                                 2,000        143,600
      FedEx Corp. (a)                                      2,500        217,825
      General Dynamics Corp. (a)                           2,500        298,875
      General Electric Co.                                52,000      1,750,840
      Honeywell International Inc.                         3,300        123,750
      Illinois Tool Works Inc.                             2,500        205,825
      Lockheed Martin Corp.                                2,500        152,600
      Norfolk Southern Corporation                         2,500        101,400
      Paychex, Inc. (a)                                    2,500         92,700
      Raytheon Company                                     2,500         95,050
      Southwest Airlines Co.                               6,100         90,585
      Transocean Inc. +                                    2,500        153,275
      Tyco International Ltd.                              9,100        253,435
      United Parcel Service, Inc., Class B                 4,000        276,520
      United Technologies Corp.                            4,400        228,096
      Waste Management, Inc.                               5,300        151,633
                                                                   ------------
                                                                      5,728,829
                                                                   ------------
      INFORMATION TECHNOLOGY - 14.28%
      Adobe Systems Inc. +                                 2,500         74,625
      Agilent Technologies, Inc. +                         5,000        163,750
      Apple Computer, Inc. +                               5,000        268,050
      Applied Materials, Inc.                              8,000        135,680
      Autodesk, Inc.                                       2,500        116,100
      Cisco Systems, Inc. +                               35,000        627,550
      Corning Inc. +                                       7,500        144,975
      Dell Inc. +                                         13,700        468,540
      eBay, Inc. +                                         7,000        288,400
      Electronic Data Systems Corp.                        7,500        168,300
      EMC Corp. + (a)                                      8,000        103,520
      First Data Corporation (a)                           4,325        173,000
      Freescale Semiconductor Inc., Class B +              1,777         41,901
      Hewlett-Packard Co.                                 13,342        389,586
      Intel Corp. (a)                                     32,000        788,800
      International Business Machines Corp.                5,700        457,254
      Lucent Technologies Inc. + (a)                      15,000         48,750
      Maxim Integrated Products, Inc.                      2,500        106,625
      Micron Technology, Inc. + (a)                        5,500         73,150
      Microsoft Corp. (a)                                 48,000      1,235,040
      Motorola, Inc.                                      16,100        355,649
      Network Appliance, Inc. +                            2,500         59,350
      Oracle Corp. +                                      33,600        416,304
      PerkinElmer, Inc.                                    1,500         30,555
      QUALCOMM Inc.                                        4,300        192,425
      Solectron Corp. + (a)                                5,700         22,287
      Symantec Corp. +                                     5,000        113,300
      Texas Instruments Inc.                              13,500        457,650
      Waters Corporation +                                 2,500        104,000
      Yahoo! Inc. + (a)                                    8,500        287,640
                                                                   ------------
                                                                      7,912,756
                                                                   ------------

      MATERIALS - 2.63%
      Air Products & Chemicals, Inc.                       2,500        137,850
      Alcoa Inc.                                           4,300        105,006
      Dow Chemical Co. (The)                               4,700        195,849
      E.I. du Pont de Nemours & Co. (a)                    5,800        227,186
      International Paper Co.                              4,800        143,040
      Newmont Mining Corporation                           2,500        117,925
      Nucor Corp.                                          2,500        147,475
      Peabody Energy Corp.                                 2,500        210,875
      Rohm & Haas Co. (a)                                  2,500        102,825
      Weyerhaeuser Co.                                     1,000         68,750
                                                                   ------------
                                                                      1,456,781
                                                                   ------------
      REAL ESTATE INVESTMENT TRUSTS - 0.33%
      Simon Property Group, Inc.                           2,500        185,300
                                                                   ------------
      TELECOMMUNICATION SERVICES - 2.52%
      AT&T Corp.                                           5,260        104,148
      BellSouth Corporation                                5,200        136,760
      SBC Communications Inc.                             20,600        493,782
      Sprint Corp.                                         7,437        176,852
      Verizon Communications Inc.                         14,900        487,081
                                                                   ------------
                                                                      1,398,623
                                                                   ------------
      UTILITIES - 3.25%
      American Electric Power Co., Inc.                    5,500        218,350
      Dominion Resources, Inc. (a)                         2,000        172,280
      Duke Energy Corp.                                    6,600        192,522
      Exelon Corp.                                         2,500        133,600
      FirstEnergy Corp.                                    2,500        130,300
      Scottish Power plc, ADR                              4,000        160,960
      Sempra Energy                                        2,500        117,650
      Southern Co. (The)                                   2,500         89,400
      TXU Corp.                                            3,700        417,656
      Williams Companies, Inc. (The)                       2,500         62,625
      Xcel Energy, Inc.                                    5,500        107,855
                                                                   ------------
                                                                      1,803,198
                                                                   ------------
TOTAL UNITED STATES
   (cost - $54,629,937)                                              55,023,481
                                                                   ============
   CZECH REPUBLIC - 0.72%
      CONSUMER DISCRETIONARY - 0.72%
      Bonton a.s + # ^                                   137,180          7,839
      Bonton Book a.s + #                                 68,590         63,047
      Bonton Film Entertainment a.s. + #                  68,590        230,515
      Bonton Music a.s. + #                               68,590         60,288
      Bonton Pictures a.s. + #                            68,590         39,404
TOTAL CZECH REPUBLIC                                               ------------
   (cost - $894,865)                                                    401,093
                                                                   ------------
TOTAL EQUITY SECURITIES
   (cost - $55,524,802)                                              55,424,574
                                                                   ============

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000'S)
                                                       ---------
SHORT-TERM INVESTMENTS - 2.05%
 REPURCHASE AGREEMENTS - 2.05%
   Bear, Stearns & Co. Inc.
   (Agreement dated 09/30/05 to be repurchased
   at $526,095), 3.88%*, 10/03/05, collateralized
   by $543,256 in U.S. Treasury STRIPS**                $    526      $ 525,925

   Bear, Stearns & Co. Inc.
   (Agreement dated 09/30/05 to be repurchased
   at $513,362), 1.94%*, 10/03/05, collateralized
   by $528,705 in U.S. Treasury STRIPS**                     513        513,279

   Bear, Stearns & Co. Inc.
   (Agreement dated 09/30/05 to be repurchased
   at $98,413), 3.25%, 10/03/05, collateralized
   by $101,861 in U.S. Treasury STRIPS                        98         98,386

TOTAL SHORT-TERM INVESTMENTS
   (cost - $1,137,590)                                                1,137,590
                                                                   ------------
TOTAL INVESTMENTS - 102.03%
   (cost - $56,662,392)                                              56,562,164
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.03)%                      (1,128,542)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 55,433,622
                                                                   ============

----------
      +     Non-income producing security.
      #     Securities are fair valued in accordance with procedures established by the Board of Directors.
      (a)   Security or a portion there-of is out on loan.
      *     Stated interest rate, before rebate earned by borrower of securities on loan.
      **    Represents investment purchased with cash collateral received for securities on loan.
      ADR   American Depositary Receipts.
      ^     In July, 2005, 68,590 shares of Bonton Discs a.s. were exchanged to
            Bonton a.s.

      At September 30, 2005, the Fund held 0.72% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,865 and a fair value of $401,093.

      Federal Income Tax Cost - At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $56,714,021, $8,479,867, $(8,631,724) and $(151,857), respectively.

      Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial informaiton about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security.

      Other information regarding the Fund is available in the Fund's most recent annual report. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call
      (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 29, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 29 , 2005


      /s/ Jodi B. Levine
      ------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer (Treasurer)
      Date:  November 29, 2005